CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Stated share capital	Share-based payment reserve	Mark to market reserve	Foreign currency translation reserve	Accumulated loss	Equity attributable to owners of Sibanye	Non-controlling interests member	Total
Balance at beginning of period at Dec. 31, 2014	R 21,734.6	R 2,819.1			R (9,897.4)	R 14,656.3	R 329.6	R 14,985.9
Comprehensive income					716.9	716.9	(178.7)	538.2
Profit for the year					716.9	716.9	(178.7)	538.2
Share-based payments		119.1				119.1		119.1
Dividends paid					(658.4)	(658.4)		(658.4)
Transaction with non-controlling interests					41.1	41.1	(41.1)
Balance at end of period at Dec. 31, 2015	21,734.6	2,938.2			(9,797.8)	14,875.0	109.8	14,984.8
Comprehensive income				R (131.4)	3,473.3	3,341.9	(430.6)	2,911.3
Profit for the year					3,473.3	3,473.3	(430.6)	3,042.7
Other comprehensive income				(131.4)		(131.4)		(131.4)
Share-based payments		172.0				172.0		172.0
Dividends paid					(1,610.6)	(1,610.6)	(1.3)	(1,611.9)
Acquisition of subsidiary with non-controlling interests							12.9	12.9
Transaction with non-controlling interests					(326.9)	(326.9)	326.9
Balance at end of period at Dec. 31, 2016	21,734.6	3,110.2		(131.4)	(8,262.0)	16,451.4	17.7	16,469.1
Comprehensive income			R 5.2	(632.4)	(4,437.4)	(5,064.6)	4.3	(5,060.3)
Profit for the year					(4,437.4)	(4,437.4)	4.3	(4,433.1)
Other comprehensive income			5.2	(632.4)		(627.2)		(627.2)
Share-based payments		217.4				217.4		217.4
Dividends paid					(558.2)	(558.2)	(2.2)	(560.4)
Rights issue	12,932.4					12,932.4		12,932.4
Balance at end of period at Dec. 31, 2017	R 34,667.0	R 3,327.6	R 5.2	R (763.8)	R (13,257.6)	R 23,978.4	R 19.8	R 23,998.2